File Number:

811-21782

333-126383

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17                              X

                           and

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17                                             X

Small Cap Value Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

8150 N. Central Expressway  #M1120

Dallas, Texas 75206

(Address of Principal Executive Offices)

214-360-7410

(Registrant Telephone Number)

Laura S. Adams

8150 N. Central Expressway #M1120

Dallas, Texas  75206

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Small Cap Value Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement under Rule 485(b) under the Securities Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 16th day of February, 2017.

Small Cap Value Fund, Inc.                  By: /s/ Laura S. Adams

                                           ------------------------

                                           Laura S. Adams, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                       Title                             Date

By: /s/ Laura S. Adams           President, Treasurer,           2/16/17

----------------------           Secretary, Director,

Laura S. Adams                   Principal financial officer,

                                 Principal accounting officer

By: /s/ Yolawnde F. Malone       Director                        2/16/17

--------------------------

Yolawnde F. Malone

By: /s/ Vicky L. Hubbard         Director                        2/16/17

------------------------

Vicky L. Hubbard

By: /s/ Melissa D. Gordon, M.D.  Director                        2/16/17

------------------------

Melissa D. Gordon, M.D.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase